Share-based compensation (Summary of Activities of Pre-2009 Scheme Options for Employees and Non-employee) (Details) - Share options [Member] - Pre-2009 Scheme Options [Member] - Parent [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Balance	533,655	768,375	7,380,345
Exercised (in shares)	(379,120)	(234,720)	(6,611,970)
Outstanding, vested and exercisable at the end of the period (in shares)	154,535
Weighted average exercise price
Balance	$ 0.0067	$ 0.0067	$ 0.0061
Exercised (in dollars per share)	0.0067	$ 0.0067	$ 0.0061
Outstanding, vested and exercisable at the end of the period (in dollars per share)	$ 0.0067
Weighted average remaining contractual life
Outstanding at the end of the period	1 year 11 months 23 days	2 years 11 months 26 days	3 years 6 months 7 days
Exercised	11 months 19 days	2 years	2 years 5 months 16 days
Outstanding, vested and exercisable at the end of the period	1 year
Aggregate intrinsic value
Outstanding at the end of the period	$ 1,048	$ 2,395	$ 22,959
Outstanding, vested and exercisable, December 31, 2016	$ 873